Total
AB FlexFee US Thematic Portfolio
AB FlexFeeTM US Thematic Portfolio
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	AB FlexFee US Thematic Portfolio Advisor Class USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AB FlexFee US Thematic Portfolio Advisor Class
Management Fees	1.05%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses: Transfer Agent	0.05%
Other Expenses	0.22%
Total Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses Before Waiver	1.33%
Fee Waiver and/or Expense Reimbursement	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%
[1]	The management fee paid to AllianceBernstein L.P. (the “Adviser”) consists of a base fee at an annualized rate of 0.55% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annualized rate of 0.50% based upon the Fund’s performance relative to the S&P 500 Index, resulting in a minimum total fee of 0.05% and a maximum total fee of 1.05%. The management fee in the table represents the fee rate paid by the Fund (prior to fee waivers) for the period over which the performance adjustment was determined (from January 1, 2020 through December 31, 2020).
[2]	The Adviser has contractually agreed to waive fees and/or to bear expenses of the Fund through April 30, 2022 to the extent necessary to prevent Total Other Expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.05% of average daily net assets (“expense limitation”). Any fees waived and expenses borne by the Adviser through December 31, 2018 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s Total Other Expenses to exceed the expense limitation. In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. The expense limitation and waiver agreement will remain in effect until April 30, 2022 and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, the expense limitation and waiver agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	AB FlexFee US Thematic Portfolio Advisor Class USD ($)
After 1 Year	$ 112
After 3 Years	399
After 5 Years	707
After 10 Years	$ 1,581

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund pursues opportunistic growth by investing primarily in a portfolio of U.S. companies. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of U.S. companies and related derivatives.
The Adviser employs a combination of
“top-down”
and
“bottom-up”
investment processes with the goal of identifying the most attractive U.S. securities, fitting into broader themes, which are developments that have broad effects across industries and companies. Through this process, the Adviser intends to identify key investment themes, such as sustainable investment themes that are broadly consistent with achieving the United Nations Sustainable Development Goals and include climate, health and empowerment. These themes are the focus of the Fund’s investments and may change over time based on the Adviser’s research.
In addition to this
“top-down”
thematic approach, the Adviser also uses a
“bottom-up”
analysis of individual companies that focuses on prospective earnings growth, valuation and quality of company management and on factors relevant to its investment themes such as evaluating a company’s exposure to environmental, social, and corporate governance (“ESG”) factors. The Adviser normally considers a universe of primarily U.S.
mid-
to large-capitalization companies for investment.
The Adviser expects that normally the Fund’s portfolio will emphasize investments in securities issued by U.S. companies, although it may invest in foreign securities.

PRINCIPAL RISKS
•
Market Risk:
The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund’s growth approach, may underperform the market generally.

•
ESG Risk:
Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment
reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria.

•
Foreign
(Non-U.S.)
Risk:
Investments in securities of
non-U.S.
issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•
Capitalization Risk:
Investments in
mid-capitalization
companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization
companies may have additional risks because these companies may have limited product lines, markets or financial resources.

•
Sector Risk:
The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

•
Management Risk:
The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over the life of the Fund; and

•	how the Fund’s average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at
www.abfunds.com
(click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart
The annual returns in the bar chart are for the Fund’s Advisor Class shares. Through March 31, 2021, the year-to-date unannualized return for the Fund’s shares was 3.77%.

During the period shown in the bar chart, the Fund’s: Best Quarter was up 25.63%, 2nd quarter, 2020; and Worst Quarter was down -15.21%, 1st quarter, 2020.
Performance Table Average Annual Total Returns (For the periods ended December 31, 2020)
Average Annual Total Returns - AB FlexFee US Thematic Portfolio		1 Year	Since Inception [2]	Inception Date
Advisor Class	[1]	37.34%	20.79%	Jun. 28, 2017
Advisor Class | Return After Taxes on Distributions	[1]	36.69%	20.52%	Jun. 28, 2017
Advisor Class | Return After Taxes on Distributions and Sale of Fund Shares	[1]	22.38%	16.57%	Jun. 28, 2017
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		18.40%	15.26%
[1]	After-tax Returns: –Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and –Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 6/28/17.